S-K 1602(c) Dilution	Oct. 24, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 162,234,576
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	23,998,333
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 186,484,676
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	27,598,083
No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 215,584,576
Number of Shares Used, Adjustment (in Shares) | shares	29,498,333
No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.69
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 247,837,176
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	33,923,083
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.11
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 108,884,576
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	18,498,333
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.12
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 125,132,176
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	21,273,083
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 55,534,576
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	12,998,333
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 63,779,676
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	14,948,083
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.71
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 2,184,576
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	7,498,333
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.72
Net Tangible Book Value	$ (25,141)
Net Tangible Book Value, Adjusted	$ 2,427,176
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Number of Shares Used, Adjustment (in Shares) | shares	8,623,083
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.76
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Increase Attributable to Public Shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Increase Attributable to Public Shareholders [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
Increase Attributable to Public Shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.88
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Increase Attributable to Public Shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
Increase Attributable to Public Shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Pro Forma Net Tangible Book Value After This Offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.31
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.89
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.88
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.29
Pro Forma Net Tangible Book Value After This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.28
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 222,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	255,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	222,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	255,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	222,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	255,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	222,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	255,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	222,420,000
Net Proceeds from this Offering and the Sale of Private Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	255,420,000
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	32,317
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(242,600)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(242,600)
Over-Allotment Liability [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(242,600)
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(242,600)
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(242,600)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Fees [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,950,000)
Deferred Underwriting Fees [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,692,500)
Deferred Underwriting Fees [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,600,000)
Deferred Underwriting Fees [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,590,000)
Deferred Underwriting Fees [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,300,000)
Deferred Underwriting Fees [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,795,000)
Deferred Underwriting Fees [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,650,000)
Deferred Underwriting Fees [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,897,500)
Deferred Underwriting Fees [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Fees [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(55,000,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(63,250,000)
Redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(110,000,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(126,500,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(165,000,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(189,750,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(220,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (253,000,000)
Ordinary Shares Outstanding Prior to this Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,433,333
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,100,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	22,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,300,000
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,325,000)
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,650,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(16,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,975,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(22,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,300,000)
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	165,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	189,750